Insurance technical provisions and pension plans (Details 8) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Changes In Deferred Acquisition Cost Insurance Assets [Abstract]
At the beginning of the year	R$ 1,070,108	R$ 1,750,244
Additions	1,324,815	1,586,888
Reversals	(1,469,039)	(2,250,844)
Sale of large risk portfolio	0	(16,180)
At the end of the year	R$ 925,884	R$ 1,070,108